Reverse Recapitalization (Details) - Schedule of Reverse Recapitalization - Reverse Recapitalization [Member]	3 Months Ended
Mar. 31, 2024 shares
Schedule of Reverse Recapitalization [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	21,888,976
Conversion of Legacy NKGen convertible promissory notes (after the application of the Exchange Ratio)	2,278,598
Legacy NKGen rollover shares (after the application of the Exchange Ratio)	13,316,662
Graf public shares, net of redemptions [Member] | Graf Acquisition Partners IV LLC [Member]
Schedule of Reverse Recapitalization [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	93,962
Private placement investors’ shares [Member] | Graf Acquisition Partners IV LLC [Member]
Schedule of Reverse Recapitalization [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	3,683,010
Graf founder shares [Member] | Graf Acquisition Partners IV LLC [Member]
Schedule of Reverse Recapitalization [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	2,516,744
Common Shareholders [Member] | Graf Acquisition Partners IV LLC [Member]
Schedule of Reverse Recapitalization [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	6,293,716
Legacy NKGen [Member]
Schedule of Reverse Recapitalization [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	15,595,260